Financial Instruments and Financial Risk Management - Summary of Movements in Financing Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
As at December 31, 2019	$ 119,318
Cash movement	1,197,234
Foreign exchange movement	4,539
Finance costs	66,056
Fair value changes & other	2,435,714
As at December 31, 2020	3,822,860
Borrowings - Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
As at December 31, 2019	119,318
Cash movement	(25,808)
Foreign exchange movement	4,539
Finance costs	6,757
Fair value changes & other	86,597
As at December 31, 2020	191,403
Non-Current Borrowings - Convertible Notes
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash movement	1,223,042
Bifurcation of embedded derivative	(641,448)
Finance costs	59,299
Fair value changes & other	(5,655)
As at December 31, 2020	635,237
Borrowings-Related Derivative Financial Instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Bifurcation of embedded derivative	641,448
Fair value changes & other	2,354,772
As at December 31, 2020	$ 2,996,220